Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2019 INR (₨)
Benefit payments
2020	₨ 847.8
2021	713.9
2022	604.1
2023	527.1
2024	470.2
2025 - 2029	₨ 1,906.5